Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Issued capital [member] IFRS 17 [member]	Treasury shares [member]	Treasury shares [member] IFRS 17 [member]	Capital reserve [member]	Capital reserve [member] IFRS 17 [member]	Profit Reserves Legal [Member]	Profit Reserves Legal [Member] IFRS 17 [member]	Statutory reserve [member]	Statutory reserve [member] IFRS 17 [member]	Additional paid-in capital [member]	Additional paid-in capital [member] IFRS 17 [member]	Other Comprehensive Income [Member]	Other Comprehensive Income [Member] IFRS 17 [member]	Retained earnings [member]	Retained earnings [member] IFRS 17 [member]	Equity attributable to owners of parent [member]	Equity attributable to owners of parent [member] IFRS 17 [member]	Non-controlling interests [member]	Non-controlling interests [member] IFRS 17 [member]	Total	IFRS 17 [member]
Balance on December 31, 2022 at Dec. 31, 2020	R$ 79,100,000		R$ (440,514)		R$ 35,973		R$ 10,450,722		R$ 48,534,307		R$ 70,496		R$ 8,103,343		R$ (234,109)		R$ 145,620,218		R$ 497,156		R$ 146,117,374
IfrsStatementLineItems [Line Items]
Net income															23,172,322		23,172,322		208,482		23,380,804
Financial assets at fair value through other comprehensive income													(9,163,635)				(9,163,635)				(9,163,635)
Foreign currency translation adjustment													(19,107)				(19,107)				(19,107)
Other													73,830				73,830				73,830
Comprehensive income													(9,108,912)		23,172,322		14,063,410		208,482		14,271,892
Capital increase with reserves	4,000,000								(4,000,000)
Transfers to reserves							1,097,285		11,608,314						(12,705,599)
Cancellation of Treasury Shares			440,514						(440,514)
Acquisition of treasury shares			(666,702)														(666,702)				(666,702)
Interest on equity															(9,240,089)		(9,240,089)		(253,768)		(9,493,857)
Adoption of IFRS 17 (note 3b)																R$ (1,219,698)		R$ (1,219,698)				R$ (1,219,698)
Balance on December 31, 2023 at Dec. 31, 2021	83,100,000	R$ 83,100,000	(666,702)	R$ (666,702)	35,973	R$ 35,973	11,548,007	R$ 11,548,007	55,702,107	R$ 55,702,107	70,496	R$ 70,496	(1,005,569)	R$ (1,005,569)	(227,173)	R$ 992,525	148,557,139	R$ 149,776,837	451,870	R$ 451,870	149,009,009	R$ 150,228,707
IfrsStatementLineItems [Line Items]
Net income															21,223,264		21,223,264		233,506		21,456,770
Financial assets at fair value through other comprehensive income													(2,139,315)				(2,139,315)				(2,139,315)
Foreign currency translation adjustment													(75,132)				(75,132)				(75,132)
Other													2,501,729				2,501,729				2,501,729
Comprehensive income													287,282		21,223,264		21,510,546		233,506		21,744,052
Capital increase with reserves	4,000,000								(4,000,000)
Transfers to reserves							1,036,608		9,523,402						(10,560,010)
Cancellation of Treasury Shares			666,702						(666,702)
Acquisition of treasury shares			(224,377)														(224,377)				(224,377)
Variation of onerous insurance contracts															(136,215)		(136,215)				(136,215)
Interest on equity															(10,172,162)		(10,172,162)		(209,470)		(10,381,632)
Balance on December 31, 2023 at Dec. 31, 2022	87,100,000		(224,377)		35,973		12,584,615		60,558,807		70,496		(718,287)		127,704		159,534,931		475,906		160,010,837
IfrsStatementLineItems [Line Items]
Net income															14,251,329		14,251,329		251,436		14,502,765
Financial assets at fair value through other comprehensive income													5,066,964				5,066,964				5,066,964
Foreign currency translation adjustment													11,915				11,915				11,915
Other													(1,200,819)		(22,551)		(1,223,370)				(1,223,370)
Comprehensive income																					18,380,825
Increase of non-controlling shareholders’ interest																			(23,183)		(23,183)
Transfers to reserves							756,090		3,054,908						(3,810,998)
Cancellation of Treasury Shares			224,377						(224,377)
Acquisition of treasury shares
Interest on equity															(11,310,804)		(11,310,804)		(21,000)		(11,331,804)
Comprehensive income													3,878,060		14,228,778		18,106,838		251,436		18,358,274
Balance on December 31, 2023 at Dec. 31, 2023	R$ 87,100,000				R$ 35,973		R$ 13,340,705		R$ 63,389,338		R$ 70,496		R$ 3,159,773		R$ (765,320)		R$ 166,330,965		R$ 683,159		R$ 167,014,124